Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Name of Related Party	Relationship to the Company
Mr. Mei Kanayama	Representative director, director, and controlling shareholder
DinnerBank Co., Ltd. (“DinnerBank”)	An entity of which Mr. Kanayama’s wife is a director and the representative director
Palpito	An equity investment entity of the Company, which was sold to DinnerBank on June 30, 2023.
Shintai Co., Ltd.	The entity’s representative director is Mr. Kanayama’s wife before April 30, 2023.
Tokushin G.K.	A shareholder of the Company.
Crossing Cards	An equity investment entity of the Company
Takuetsu Kokusai Co., Ltd.	The entity’s representative director is Mr. Kanayama’s wife

Accounts receivable, net – related parties consisted of the following:

Name	March 31, 2026	March 31, 2025
DinnerBank	$4,866	$105
Takuetsu Kokusai Co., Ltd.	-	12
Subtotal	4,866	117
Less: allowance for credit losses	-	-
Total accounts receivable, net –related parties	$4,866	$117

Due from related parties consisted of the following:

Name	March 31, 2026	March 31, 2025
DinnerBank (1)	$1,216,228	$476
Takuetsu Kokusai Co., Ltd.	725	732
Total due from related parties	$1,216,953	$1,208

Accounts payable – related parties consisted of the following:

Name	March 31, 2026	March 31, 2025
DinnerBank	$-	$2,678,588
Crossing Cards	154	-
Total accounts payable – related parties	$154	$2,678,588

Due to related parties consisted of the following:

Name	March 31, 2026	March 31, 2025
Mr. Mei Kanayama	$418,627	$13,930
Tokushin G.K.	6,443	3,328
DinnerBank	1,086	10,420
Total due to related parties	$426,156	$27,678

Due to related parties – non-current consisted of the following:

Name	March 31, 2026	March 31, 2025
Tokushin G.K. (1)	$1,885,800	$-
Mr. Mei Kanayama (2)	956,633	-
Total due to related parties	$2,842,433	$-
f.	Sales to related parties

	For the Fiscal Years Ended March 31,
Name	2026	2025	2024
DinnerBank	$2,879	$7,840,934	$5,992,219
Palpito	-	-	14,774
Takuetsu Kokusai Co., Ltd.	1,816	-	-
Total revenue from related parties	$4,695	$7,840,934	$6,006,993
g.	Purchase from related parties

	For the Fiscal Years Ended March 31,
Name	2026	2025	2024
Crossing Cards	$399,422	$574,048	$-
DinnerBank	363,680	9,920,906	445,980
Takuetsu Kokusai Co., Ltd.	279	-	-
Total purchase from related parties	$763,381	$10,494,954	$445,980

The Company entered into two rental agreements with DinnerBank for its warehousing space, directly-operated physical stores and office space.

		Monthly Rent	Monthly Rent
Lessee	Rent Period	YEN	USD
Tokyo Lifestyle Co., Ltd.	February 16, 2026 - June 30, 2026	¥900,000	$5,973
Tokyo Lifestyle Co., Ltd.	March 18, 2026 - March 31, 2031	5,500,000	36,504